Assets held for sale - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Assets Held For Sale [Line Items]
Assets held for sale	$ 0	$ 25,944
Vessels In Operation [Member]
Assets Held For Sale [Line Items]
Long Lived Assets Held-for-sale, Description	assets held for sale comprised of two vessels, Navigator Neptune and Happy Bird, both of which were sold in 2022.